Federal Home Loan Bank Advances and Borrowings	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Federal Home Loan Bank Advances and Borrowings
(7)	Federal Home Loan Bank Advances and Borrowings

At December 31, 2014 and 2013, the Company had advances outstanding from the FHLB that are summarized as follows:

Advance	Interest Basis	Current Rate	Maturity	Call or Conversion Date
$2,000	Fixed	4.06%	February 1, 2019	N/A
15,000	Fixed	1.04%	January 26, 2016	N/A
5,000	Fixed	3.96%	July 2, 2018	N/A

$22,000

As of December 31, 2014, the Company had outstanding unfunded standby letters of credit with the FHLB totaling $98,345,000.

The Company had pledged under blanket floating liens approximately $471,481,000 and $409,911,000 in residential first mortgage loans, home equity lines of credit, commercial real estate loans, and loans secured by multi-family real estate as security for these advances and letters and possible future advances as of December 31, 2014 and 2013, respectively. The value of the pledged collateral, when using appropriate discount percentages as prescribed by the FHLB, equals or exceeds the advances and unfunded standby letters of credit outstanding. At December 31, 2014, the Company had approximately $111,032,000 in additional borrowing capacity under its borrowing arrangement with the FHLB.

The Company had available lines of credit for overnight borrowings totaling $84,600,000 at December 31, 2014.